Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Foreign currency translation reserves	Hedge reserves	Gains and losses from financial assets reserve	Actuarial gains and losses from defined benefit plans reserve	Accumulated other comprehensive income	Other miscellaneous reserves	Total reserves	Retained earnings	Equity attributable to owners of the Parent	Non-controlling interests	Total
Equity at beginning of the year at Dec. 31, 2019	$ 477,386	$ (25,745)	$ 7,196	$ (270)	$ (9,490)	$ (28,309)	$ 14,086	$ (14,223)	$ 1,623,104	$ 2,086,267	$ 48,205	$ 2,134,472
Net profit	0	0	0	0	0		0	0	164,518	164,518	3,841	168,359
Other comprehensive income	0	14,176	(2,705)	7,142	810	19,423	0	19,423	0	19,423	(157)	19,266
Total comprehensive income	0	14,176	(2,705)	7,142	810	19,423	0	19,423	164,518	183,941	3,684	187,625
Dividends	0	0	0	0	0		0	0	(149,355)	(149,355)	(10,118)	(159,473)
Other (decrease) increases in equity	0	0	0	0	0		2,232	2,232	0	2,232	(2,278)	(46)
Total changes in equity	0	14,176	(2,705)	7,142	810	19,423	2,232	21,655	15,163	36,818	(8,712)	28,106
Equity at end of the year at Dec. 31, 2020	477,386	(11,569)	4,491	6,872	(8,680)	(8,886)	16,318	7,432	1,638,267	2,123,085	39,493	2,162,578
Net profit	0	0	0	0	0		0	0	585,454	585,454	6,751	592,205
Other comprehensive income	0	3,656	(38,516)	(8,254)	4,506	(38,608)	0	(38,608)	0	(38,608)	615	(37,993)
Total comprehensive income	0	3,656	(38,516)	(8,254)	4,506	(38,608)	0	(38,608)	585,454	546,846	7,366	554,212
Sale of equity instruments irrevocably recognized in OCI	0	0	0	(9,764)	0	(9,764)	0	(9,764)	9,764	0	0
Dividends	0	0	0	0	0		0	0	(585,453)	(585,453)	(12,408)	(597,861)
Capital stock increase	1,100,257	0	0	0	0		0	0	0	1,100,257	0	1,100,257
Other (decrease) increases in equity	0	0	0	0	0		(3,215)	(3,215)	0	(3,215)	0	(3,215)
Total changes in equity	1,100,257	3,656	(38,516)	(18,018)	4,506	(48,372)	(3,215)	(51,587)	9,765	1,058,435	(5,042)	1,053,393
Equity at end of the year at Dec. 31, 2021	1,577,643	(7,913)	(34,025)	(11,146)	(4,174)	(57,258)	13,103	(44,155)	1,648,032	3,181,520	34,451	3,215,971
Net profit	0	0	0	0	0		0	0	3,906,311	3,906,311	7,973	3,914,284
Other comprehensive income	0	(129)	19,450	173	(5,024)	14,470	0	14,470	0	14,470	(179)	14,291
Total comprehensive income	0	(129)	19,450	173	(5,024)	14,470	0	14,470	3,906,311	3,920,781	7,794	3,928,575
Dividends	0	0	0	0	0		0	0	(2,204,229)	(2,204,229)	(7,369)	(2,211,598)
Other (decrease) increases in equity	0	0	0	0	0		(1,440)	(1,440)	0	(1,440)	493	(947)
Total changes in equity	0	(129)	19,450	173	(5,024)	14,470	(1,440)	13,030	1,702,082	1,715,112	918	1,716,030
Equity at end of the year at Dec. 31, 2022	$ 1,577,643	$ (8,042)	$ (14,575)	$ (10,973)	$ (9,198)	$ (42,788)	$ 11,663	$ (31,125)	$ 3,350,114	$ 4,896,632	$ 35,369	$ 4,932,001